SEPTEMBER 24, 2024
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Other Accounts Managed or Sub-Advised by Wellington Management Portfolio Managers,” the following information is added under the International Value Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
International Value Fund
Keith E. White(16)
Other Registered Investment Companies	2	$1,577	1	$1,484
Other Pooled Investment Vehicles	5	$4	3	$3
Other Accounts	0	$0	0	$0
(16)
Information is as of July 31, 2024. Effective September 24, 2024, Mr. White became a portfolio manager to the International Value Fund.

(2)
Effective immediately, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Compensation of Wellington Management Portfolio Managers,” the information for the MidCap Fund is deleted in its entirety and replaced with the following:
FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
MidCap Fund	S&P MidCap 400 Index; Russell Midcap Growth Index(2) Morningstar Mid Cap Growth
(2)
Effective December 31, 2024, the benchmark will change to just the Russell Midcap Growth Index.

(3)
Effective immediately, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Keith E. White(16)	International Value Fund	None
(16)
Information is as of July 31, 2024. Effective September 24, 2024, Mr. White became a portfolio manager to the International Value Fund.

(4)
Effective immediately, under the heading “Portfolio Managers – Funds Sub-Advised by Wellington Management – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” Phillip W. Ruedi is removed from the Capital Appreciation Fund additional “sleeve” portfolio manager table.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.